Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	Nov. 01, 2021	Jun. 30, 2021	Mar. 31, 2021
Schedule Of Accounting Policies [Line Items]
Escrowed deposit			$ 75.0
Proceeds from release of escrow deposit		$ 75.0
Cash paid to settle deferred consideration liability	$ 50.0
Common Stock [Member]
Schedule Of Accounting Policies [Line Items]
Stock issued during period shares to settle deferred consideration liability	6,348,057